TAXATION - Tax assessments (Details) Rp in Millions, $ in Millions																												1 Months Ended											2 Months Ended	4 Months Ended	12 Months Ended						74 Months Ended
	Dec. 16, 2020 IDR (Rp)	Sep. 09, 2020 IDR (Rp)	Jul. 22, 2020 IDR (Rp)	Mar. 31, 2020 IDR (Rp)	Feb. 25, 2020 IDR (Rp)	Jan. 24, 2020 IDR (Rp)	Dec. 16, 2019 IDR (Rp)	Nov. 14, 2019 IDR (Rp)	Nov. 13, 2019 IDR (Rp)	Aug. 28, 2019 IDR (Rp)	Aug. 21, 2019 IDR (Rp)	Aug. 01, 2019 IDR (Rp)	Jun. 27, 2019 IDR (Rp)	May 31, 2019 IDR (Rp)	Jul. 18, 2018 IDR (Rp)	Jun. 07, 2018 IDR (Rp)	Oct. 19, 2017 IDR (Rp)	Jul. 24, 2017 IDR (Rp)	May 09, 2017 IDR (Rp)	Apr. 25, 2017 IDR (Rp)	Apr. 05, 2017	Apr. 04, 2017 IDR (Rp)	Mar. 01, 2017 IDR (Rp)	May 03, 2016 IDR (Rp)	Mar. 17, 2016 IDR (Rp)	Feb. 15, 2016 IDR (Rp)	Oct. 21, 2014 IDR (Rp)	Jul. 31, 2020 IDR (Rp)	Apr. 30, 2020 IDR (Rp)	Feb. 29, 2020 IDR (Rp)	Jul. 31, 2019 IDR (Rp)	Apr. 30, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Sep. 30, 2018 IDR (Rp)	Jul. 31, 2018 IDR (Rp)	May 22, 2018 IDR (Rp)	May 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Mar. 31, 2020 IDR (Rp)	Nov. 30, 2017 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2014 IDR (Rp)	Dec. 31, 2013 IDR (Rp)	Apr. 05, 2017 IDR (Rp)	Sep. 24, 2019 IDR (Rp)	Aug. 23, 2019 IDR (Rp)	Aug. 20, 2019 IDR (Rp)	Aug. 31, 2018 IDR (Rp)	Oct. 17, 2017 IDR (Rp)	Feb. 06, 2017 IDR (Rp)	Nov. 30, 2016 IDR (Rp)
TAXATION
Current																																									$ 697	Rp 9,798,000.0	Rp 10,619,000.0	Rp 9,432,000.0
Corporate income tax 2016
TAXATION
Tax credited to profit and loss																Rp 15,300.0
Corporate income taxes 2017
TAXATION
Underpayment of tax								Rp 957.0
Refund tax received						Rp 746,900.0
Refund of corporate income taxes						292,300.0
Remaining amount used to compensate to SKPKB and Stp Vat Wapu.						Rp 2,100.0
VAT on tax collected								1,200.0
2018 SKPLB of VAT
TAXATION
VAT refund received					Rp 30,300.0
VAT 2012
TAXATION
Refund tax received																												Rp 31,700.0
Remaining amount used to compensate STP																												Rp 20.9		Rp 46,800.0
Tax collection amount				Rp 37,500.0																									Rp 5,800.0
VAT on taxable services from foreign countries
TAXATION
Underpayment of tax																							Rp 1,800.0
Corporate income tax 2018
TAXATION
VAT refund received					Rp 979,100.0
The company
TAXATION
Corporate income tax																																										1,927,000.0	1,201,000.0	80,000.0
Current																																										1,976,000.0	1,272,000.0	236,000.0
Recalculated input tax credit																								Rp 35,200.0
The company | VAT 2011
TAXATION
Underpayment of tax																						Rp 73,900.0					Rp 182,500.0																				Rp 104,000.0
Underpayment of penalty																											60,000.0
Tax charged to profit or loss																											4,700.0
Penalty charged to profit or loss																											2,000.0
Claim for tax refund																											177,900.0
Claim for tax refund - Penalty																											58,000.0
VAT rate																					0
Refund tax received											Rp 44,000.0																										Rp 73,900.0		Rp 59,000.0
Remaining amount used to compensate STP																																													Rp 14,000.0	Rp 59,900.0
The company | Corporate income tax 2011
TAXATION
Underpayment of tax																											2,800.0
Underpayment of penalty																											Rp 929.0
The company | Corporate income tax 2012
TAXATION
Underpayment of tax							Rp 29,600.0										Rp 496,400.0							991,600.0
Underpayment of penalty							9,600.0										161,000.0							321,600.0
Recalculated input tax credit																								613.3
The company | Field tax audit 2016
TAXATION
Refund tax received																																			Rp 882,700.0
Remaining amount used to compensate STP																																			39,900.0
Remaining amount used to compensate VAT																																			31,900.0
Remaining amount used to compensate withholding tax article 21																																			300.0
Remaining amount used to compensate withholding tax article 23																																			556.0
Tax collection amount																10,500.0
VAT on tax collected																																			Rp 7,100.0
Amount of objection filed for VAT international incoming call interconnection services																																																			Rp 151,700.0
Amount of objection filed STP for VAT																																																			Rp 30,300.0
The company | Corporate income tax 2016
TAXATION
Overpayment of tax																15,300.0
Current																99,100.0
The company | Corporate income taxes 2017
TAXATION
Income tax corrections								1,500.0
Corporate income tax								100.0	Rp 294,400.0
Underpayment of penalty								300.0
Overpayment of tax									Rp 294,500.0
The company | 2017 SKPLB of VAT
TAXATION
Corporate income tax								746,900.0
Overpayment of tax								748,300.0
The company | 2018 SKPLB of VAT
TAXATION
Underpayment of tax	Rp 240,500.0
Underpayment of penalty	59,500.0
The company | 2018 SKPLB of VAT WAPU
TAXATION
Underpayment of tax	15,170.0
Underpayment of penalty	4,600.0
The company | 2018 STP of VAT WAPU
TAXATION
Underpayment of tax	1,200.0
The company | VAT Credit 2018
TAXATION
Underpayment of tax	4,800.0
The company | Input Tax
TAXATION
Corporate income tax								1,400.0
The company | SKPKB of Withholding Tax Article 21
TAXATION
Underpayment of tax								1,800.0
Underpayment of penalty								Rp 500.0
The company | VAT 2016
TAXATION
Refund tax received																																Rp 151,700.0
Remaining amount used to compensate STP																															Rp 1.9
Overpayment of tax																922,700.0
Tax collection amount																1,700.0
The company | VAT 2016 on tax collected
TAXATION
Tax collection amount																7,100.0
The company | VAT on free gifts
TAXATION
Tax collection amount																7,300.0
The company | VAT on transfer asset
TAXATION
Tax collection amount																1,200.0
The company | VAT 2012
TAXATION
Underpayment of tax							51,100.0										429,300.0							467,000.0									Rp 419,400.0	Rp 9,900.0
Underpayment of penalty							17,500.0										141,200.0							153,500.0									Rp 138,000.0	Rp 3,200.0
The company | VAT on taxable services from foreign countries
TAXATION
Underpayment of tax																							1,800.0	1,200.0
Underpayment of penalty																							Rp 600.0	392.0
Sought value																																				Rp 54,600.0
The company | VAT 2012 on tax collected
TAXATION
Underpayment of tax																			Rp 4,400.0					57,000.0
Underpayment of penalty																			Rp 1,400.0					18,500.0
The company | VAT on tax collected two
TAXATION
Underpayment of tax																								37,500.0
The company | Withholding tax Article 21
TAXATION
Corporate income tax	1,900.0
Underpayment of tax	1,900.0						52,400.0										20,700.0							16,200.0
Underpayment of penalty							17,000.0										6,700.0							5,300.0
Penalty charged to profit or loss	573.9
The company | Final Withholding tax Article 21
TAXATION
Underpayment of tax																	23,800.0							1,200.0
Underpayment of penalty																	7,700.0							407.0
The company | Withholding tax Article 23
TAXATION
Corporate income tax	4.0
Underpayment of tax	4.0						1,400.0										115,700.0							63,500.0
Underpayment of penalty							400.0										37,500.0							20,600.0
Penalty charged to profit or loss	1.2
The company | Withholding tax Article 4(2)
TAXATION
Underpayment of tax							1,300.0										25,000.0							25,000.0
Underpayment of penalty							400.0										8,100.0							8,100.0
The company | Withholding tax Article 26
TAXATION
Underpayment of tax							802,600.0										197,600.0							197,600.0
Underpayment of penalty							Rp 260,300.0										Rp 64,100.0							64,000.0
Overpayment of tax																556.7
Recalculated input tax credit																								Rp 311.5
Refund penalty received																Rp 180.5
The company | Corporate income tax 2015
TAXATION
Overpayment of tax																				Rp 147,000.0
Amount accepted																																										17,000.0
Transfer of temporary differences related to provision for incentives to fixed wireless subscribers migration from fiscal year 2015 to fiscal year 2016.																																										42,000.0
Sought value																		Rp 210,500.0
The company | VAT 2015
TAXATION
Underpayment of tax																				13,000.0																						26,000.0
Underpayment of penalty																				4,100.0
Overpayment of tax		Rp 90,900.0
Tax collection amount															Rp 76,000.0					34,000.0
The company | VAT 2015 on tax collected
TAXATION
Underpayment of tax																				6,000.0
Underpayment of penalty																				1,500.0
Tax collection amount																				7,000.0
The company | VAT 2015 on taxable services from foreign countries
TAXATION
Underpayment of tax																				55,300.0
Underpayment of penalty																				16,800.0
Tax collection amount																				Rp 8,000.0
Sought value																		Rp 55,000.0
The company | Corporate income tax 2018
TAXATION
Income tax corrections	1,100.0
Corporate income tax	101,500.0
Underpayment of tax	Rp 85,300.0
Subsidiaries
TAXATION
Corporate income tax																																										7,819,000.0	9,344,000.0	9,193,000.0
Current																																										Rp 7,822,000.0	Rp 9,347,000.0	Rp 9,196,000.0
Telkomsel | VAT 2011
TAXATION
Underpayment of tax																									Rp 1,200.0
Underpayment of penalty																									Rp 392.0
Accepted claim for tax refund																																																					Rp 1,200.0
Telkomsel | Corporate income tax 2011
TAXATION
Underpayment of tax																										Rp 250,000.0
Underpayment of penalty																										Rp 81,100.0
Claim for tax refund																																																						Rp 1,200.0
Accepted claim for tax refund																																																				Rp 62,000.0	Rp 247,600.0
Rejected portion of objection letters																																								Rp 1,100.0
Decrease in tax refund																																						Rp 62,000.0
Telkomsel | SKPKB And STP Fiscal Year 2014
TAXATION
Claim for tax refund																																																		Rp 99,100.0
Refund tax received			Rp 27,200.0
Payment of taxes													Rp 16,500.0
Amount Of objection filed			106,800.0																																														Rp 134,100.0
Amount accepted			Rp 27,200.0											Rp 150,600.0
Penalty on damages accepted														Rp 54,600.0
Telkomsel | SKPKB And STP Fiscal Year 2015
TAXATION
Tax charged to profit or loss										Rp 34,600.0
Claim for tax refund										Rp 350,200.0
Amount Of objection filed																																																Rp 350,200.0
Amount accepted												Rp 384,800.0
Penalty on damages accepted												Rp 128,600.0